OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Home Mac Mortgage Securities Corporation

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of filing): February 14, 2013

Commission File Number of securitizer: 025-01141

Central Index Key Number of securitizer: 0000761231

Susan Mills, Home Mac Mortgage Securities Corporation, (212) 723-6376

Matthew Lyons, SNR Denton US LLP, (212) 768-6867

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Home Mac Mortgage Securities Corporation

Date: February 14, 2013	/s/ Susan Mills
Name: Susan Mills
Title: Vice President
(senior officer in charge of securitization of the securitizer)